Related-Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
General and administrative expenses	$ 18,224	$ 17,925	$ 17,816
Allianz Life Insurance Financial Service
Related Party Transaction [Line Items]
Related party transaction, commission expense	22,711	21,607	23,410
Expense in Other liabilities	1,854	1,747
Related party transaction, revenue from related party	4,357	4,264	4,332
Related party transaction, expenses from related party	4,237	4,348	4,198
Affiliates | Office Space Leases
Related Party Transaction [Line Items]
Rent expense	28	27	27
Allianz Life
Related Party Transaction [Line Items]
Service fee	9,892	10,135	9,437
Accrued service fee	1,013	1,086
Line of credit	0	0
Affiliated companies
Related Party Transaction [Line Items]
Service fee	559	491	272
Accrued service fee	51	40
Related Party Transactions
Related Party Transaction [Line Items]
General and administrative expenses	1,042	1,097	1,115
Payable to affiliates	86	176
Expenses incurred by affiliates	$ 0	$ 39	$ 61